Fair Value Measurements (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Fair Value Measurements
Note 8 – Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The Company’s financial instruments are classified as either Level 1, Level 2 or Level 3. These tiers include:
•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The following tables present information about the Company’s assets and liabilities that are measured at fair value on June 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
	June 30, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in trust	$10,660,721	$10,660,721	—	—
Liabilities:
Warrant liabilities – Public Warrants	$218,213	$218,213	$—	$—
Warrant liabilities – Private Placement Warrants	191,035	—	—	191,035
Warrant liabilities – Representative’s Warrants	14,801	—	—	14,801
Convertible promissory note	310,999	—	—	310,999
Total	$735,048	$218,213	$—	$516,835
	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liabilities – Public Warrants	$450,656	$450,656	$ —	$—
Warrant liabilities – Private Placement Warrants	377,857	—	—	377,857
Warrant liabilities – Representative’s Warrants	29,274	—	—	29,274
Total	$857,787	$450,656	$—	$407,131
The Company did not have any assets in the Trust Account measured at fair value as of December 31, 2022.
The Public Warrants, the Private Placement Warrants and the Representative’s Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within liabilities on the condensed consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the unaudited condensed consolidated statements of operations.
The Company utilized a Monte Carlo simulation model for the initial valuation of the Public Warrants. The subsequent measurement of the Public Warrants at June 30, 2023 and December 31, 2022 was classified as Level 1 due to the use of an observable market quote in an active market. As of June 30, 2023 and December 31, 2022, the aggregate value of Public Warrants was $218,213 and $450,656, respectively.
The Company uses a Monte Carlo simulation model to value the Private Placement Warrants and the Representative’s Warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one shares of Common Stock and one-half of one Public Warrant) and (ii) the sale of Private Placement Warrants, first to the warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Common Stock subject to possible redemption (temporary equity) based on their relative fair values at the initial measurement date. The Private Placement Warrants and the Representative’s Warrants were classified within Level 3 of the fair value hierarchy at the measurement dates due to the use of unobservable inputs. Inherent in pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term.
The key inputs into the Monte Carlo simulation model for the warrant liabilities and convertible promissory note were as follows at June 30, 2023 and December 31, 2022:
	June 30, 2023	December 31, 2022
Input
Risk-free interest rate	5.43%	4.74%
Expected term (years)	0.80	0.90
Expected volatility	4.6%	7.7%
Exercise price	$11.50	$11.50
Fair value of Common stock	$10.47	$10.13
The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis for the three and six months ended June 30, 2023 and 2022:
	Private Placement Warrants	Public Warrants	Representative’s Warrants	Warrant Liability
Fair value at December 31, 2022	$377,857	$—	$29,274	$407,131
Change in fair value of warrant liabilities	246,681	—	19,112	265,793
Fair value at March 31, 2023	624,538	—	48,386	672,924
Change in fair value of warrant liabilities	(433,503)	—	(33,585)	(467,088)
Fair value at June 30, 2023	$191,035	$—	$14,801	$205,836
Convertible Promissory Note
Fair value at December 31, 2022	$—
Principal borrowing	369,589
Change in fair value of convertible promissory note	(58,590)
Fair value at June 30, 2023	$310,999
	Private Placement Warrants	Public Warrants	Representative’s Warrants	Warrant Liability
Fair value at December 31, 2021	$3,086,701	$3,890,177	$239,144	$7,216,022
Change in fair value of warrant liabilities	(1,660,759)	(2,088,501)	(128,669)	(3,877,929)
Transfer out of Level 3 to Level 1	—	(1,801,676)	—	(1,801,676)
Fair value at March 31, 2022	1,425,942	—	110,475	1,536,417
Change in fair value of warrant liabilities	(541,990)	—	(41,991)	(583,981)
Fair value at June 30, 2022	$883,952	$—	$68,484	$952,436
Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There was a transfer out of Level 3 to Level 1 for the fair value of the Public Warrants when they began to trade separately from the Units during the three and six months ended June 30, 2022.
The fair value of the Company’s working capital loan is valued using a compound option formula on the convertible feature and a present value of the host contract. The valuation technique requires inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumption about the assumptions a market participant would use in pricing the working capital loan.

Note 8 - Fair Value Measurements
The following tables present information about the Company’s liabilities that are measured at fair value on December 31, 2022 and 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liabilities – Public Warrants	$450,656	$450,656	$—	$—
Warrant liabilities – Private Placement Warrants	377,857	—	—	377,857
Warrant liabilities – Representative’s Warrants	29,274	—	—	29,274
Total	$857,787	$450,656	$—	$407,131
	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable I Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liabilities – Public Warrants	$3,890,177	$—	$—	$3,890,177
Warrant liabilities – Private Placement Warrants	3,086,701	—	—	3,086,701
Warrant liabilities – Representative’s Warrants	239,144	—	—	239,144
Total	$7,216,022	$—	$—	$7,216,022
The Public Warrants, the Private Placement Warrants and the Representative’s Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within liabilities on the consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statements of operations.
The Company utilized a Monte Carlo simulation model for the initial valuation of the Public Warrants and the subsequent measurement at December 31, 2022. The subsequent measurement of the Public Warrants at December 31, 2022 was classified as Level 1 due to the use of an observable market quote in an active market. As of December 31, 2022 and 2021, the aggregate value of Public Warrants was $450,656 and $3,890,177, respectively.
The Company uses a Monte Carlo simulation model to value the Private Placement Warrants and the Representative’s Warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one shares of Common Stock and one-half of one Public Warrant) and (ii) the sale of Private Placement Warrants, first to the warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Common Stock subject to possible redemption (temporary equity) based on their relative fair values at the initial measurement date. The Private Placement Warrants and the Representative’s Warrants were classified within Level 3 of the fair value hierarchy at the measurement dates due to the use of unobservable inputs. Inherent in pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term.
The key inputs into the Monte Carlo simulation model for the warrant liabilities were as follows at December 31, 2022 and 2021:
	December 31, 2022	December 31, 2021
Input
Risk-free interest rate	4.74%	1.37%
Expected term (years)	.90	6.25
Expected volatility	7.7%	10.8%
Exercise price	$11.50	$11.50
Fair value of Common stock	$10.13	$9.07
The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis for the years ended December 31, 2022 and 2021:
	Private Placement Warrants	Public Warrants	Representative’s Warrants	Warrant Liability
Fair value at December 31, 2021	$3,086,701	$3,890,177	$239,144	$7,216,022
Change in fair value of warrant liabilities	(2,708,844)	(2,088,501)	(209,870)	(5,007,215)
Transfer out of Level 3 to Level 1	—	(1,801,676)	—	(1,801,676)
Fair value at December 31, 2022	$377,857	$—	$29,274	$407,131
Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There was a transfer out of Level 3 to Level 1 for the fair value of the Public Warrants when they began to trade separately from the Units during the three months ended March 31, 2022.